Post-Employment Benefits	12 Months Ended
Dec. 31, 2020
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Post-Employment Benefits
NOTE 17: POST-EMPLOYMENT BENEFITS

(€’000)	As at December 31,
	2020	2019
Pension obligations	614	398

Total	614	398

The Group operates a pension plan which requires contributions to be made by the Group to an insurance company. The pension plan is a defined contribution plan. However, because of the Belgian legislation applicable to 2nd pillar pension plans (so-called “Law Vandenbroucke”), the Group’s defined contribution plan is accounted under IAS 19 .
At the end of each year, the Group is measuring and accounting for the potential impact of defined benefit accounting for these pension plans with a minimum fixed guaranteed return.
The contributions to the plan are determined as a percentage of the yearly salary. There are no employee contributions. The benefit also includes a death in service benefit.
The amounts recognized in the statement of financial position are determined as follows:

	As at December 31,
(€’000)	2020	2019
Present value of funded obligations	2 748	2 330
Fair value of plan assets	(2 134)	(1 932)

Deficit of funded plans	614	398
Total deficit of defined benefit pension plans	614	398
Liability in the statement of financial position	614	398

The change in the defined benefit liability over the year is as follows:

(€’000)	Present value of obligation	Fair value of plan assets	Total
At January 1, 2019	1 838	1 707	131

Current service cost	193	—	193
Interest expense/(income)	44	31	13

	2 076	1 737	339

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	—	—
- Actuarial (Gain)/loss due to change in actuarial assumptions	222	—	222
- Actuarial (Gain)/Loss due to experience	70	—	70

	292	—	292

Employer contributions:	—	233	(233)
Benefits Paid	(38)	(38)	—

At December 31, 2019	2 330	1 932	398

At January 1, 2020	2 330	1 932	398

Current service cost	233	—	233
Interest expense/(income)	30	38	(8)

	2 593	1 970	623

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	—	—
- Actuarial (Gain)/loss due to change in actuarial assumptions	187	—	187
- Actuarial (Gain)/Loss due to experience	24	—	24

	212	—	212

Employer contributions:	—	220	(220)
Benefits Paid	(57)	(57)	—

At December 31, 2020	2 747	2 133	614

The plan assets are 100% invested in an insurance product.

The income statement charge included in operating profit for post-employment benefits amount to:

(€’000)	2020	2019	2018
Current service cost	233	193	190
Interest expense on DBO	30	44	36
Expected return on plan assets	(24)	(40)	(30)

Net periodic pension cost	239	198	195

The re-measurements included in other comprehensive loss amount to:

(€’000)	2020	2019	2018
Effect of changes in actuarial assumptions	187	222	(58)
Effect of experience adjustments	24	70	(3)
(Gain)/Loss on assets for the year	(14)	8	(9)

Remeasurement of post-employment benefit obligations	197	301	(70)

Plan assets relate all to qualifying insurance policies. The significant actuarial assumptions as per December 31, 2020 were as follows:
Demographic assumptions (for both current and comparative years presented in these year-end financial statements):

•	Mortality tables: mortality rates-5 year for the men and 5 year for the women

•	Withdrawal rate: 15% each year

•	Retirement age: 65 years
Economic assumptions:

•	Yearly inflation rate: 1.8% (no change compared to comparative period)

•	Yearly salary raise: 1.5% (above inflation), no change compared to last year

•
Yearly discount rate: 0.6% (vs 1.2% last year). The discount rate reflects the yield on high quality (AA) long-term corporate bonds (within the EURO zone) having the same duration as the duration of the pension liabilities at the valuation date.

If the discount rate would decrease by 0.5% then, the defined benefit obligation would increase by 7.22%. If the discount rate would increase by 0.5% then the defined benefit obligation would decrease by 6.13%.
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.
Through its defined benefit pension plan, the Group is exposed to several risks, the most significant of which are detailed below:

•	Changes in discount rate: a decrease in discount rate will increase plan liabilities;

•
Inflation risk: the pension obligations are linked to inflation, and higher inflation will lead to higher liabilities. The majority of the plan’s assets are either unaffected by or loosely correlated with inflation, meaning that an increase in inflation will also increase the deficit.

The investment positions are managed by the insurance company within an asset-liability matching framework that has been developed to achieve long-term investments that are in line with the obligations under the pension schemes.
Expected contributions to pension plans for next financial year amount to €0.2 million.